Acquisitions (Schedule of Combined Balance Sheets) (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash	[2]	$ 23,882	[1]	$ 26,834	[1]	$ 1,197	$ 148
Accounts receivable	[1]	9,148		297
Accounts receivable - affiliate	[1]	430		2,049
Deposits, prepaid expenses and other	[1]	598		233
Prepaid expenses and other				32
Deposits				201
Total current assets	[1]	34,058		29,413
Property and equipment, net	[1]	545,648		323,871
Deferred financing costs, net	[1]	2,462		2,874
Goodwill	[1]	39,142		39,142
Intangible assets, net	[1]	46,568		47,791
Total assets	[1]	667,878		443,091
Current liabilities:
Accounts payable	[1]	28,863		109
Accrued capital expenditures	[1]	35,115		7,502
Payable to affiliate				156
Other accrued liabilities	[1]	1,542		1,577
Total current liabilities	[1]	65,520		9,344
Long-term liabilities:
Long-term debt	[1]	72,000		0
Deferred tax liability	[1]	7,699		1,903
Other long-term liabilities	[1]	2,294		1,900
Asset retirement obligations				1,900
Total liabilities	[1]	147,513		13,147
Partners’ capital:
Partners’ capital		406,879		393,350
Parent net equity	[1]	113,486		36,594
Total liabilities and partners’ capital	[1]	667,878		443,091
Previously Reported
Current assets:
Cash		18,961		26,832
Accounts receivable		7,229		297
Accounts receivable - affiliate		4,592		2,049
Deposits, prepaid expenses and other		271
Prepaid expenses and other				32
Deposits				201
Total current assets		31,053		29,411
Property and equipment, net		408,074		280,077
Deferred financing costs, net		2,462		2,874
Goodwill		39,142		39,142
Intangible assets, net		46,568		47,791
Total assets		527,299		399,295
Current liabilities:
Accounts payable		25,278		109
Accrued capital expenditures		21,974		4,103
Payable to affiliate				156
Other accrued liabilities		1,106		1,577
Total current liabilities		48,358		5,945
Long-term liabilities:
Long-term debt		72,000
Deferred tax liability		0		0
Other long-term liabilities		62
Asset retirement obligations				0
Total liabilities		120,420		5,945
Partners’ capital:
Partners’ capital		406,879		393,350
Parent net equity		0		0
Total liabilities and partners’ capital		527,299		399,295
Water Assets | Water Assets
Current assets:
Cash		4,921		2
Accounts receivable		1,919		0
Accounts receivable - affiliate		(4,162)		0
Deposits, prepaid expenses and other		327
Prepaid expenses and other				0
Deposits				0
Total current assets		3,005		2
Property and equipment, net		137,574		43,794
Deferred financing costs, net		0		0
Goodwill		0		0
Intangible assets, net		0		0
Total assets		140,579		43,796
Current liabilities:
Accounts payable		3,585		0
Accrued capital expenditures		13,141		3,399
Payable to affiliate				0
Other accrued liabilities		436		0
Total current liabilities		17,162		3,399
Long-term liabilities:
Long-term debt		0
Deferred tax liability		7,699		1,903
Other long-term liabilities		2,232
Asset retirement obligations				1,900
Total liabilities		27,093		7,202
Partners’ capital:
Partners’ capital		0		0
Parent net equity		113,486		36,594
Total liabilities and partners’ capital		$ 140,579		$ 43,796

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.